Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-41231
Entity Registrant Name	TC BIOPHARM (HOLDINGS) PLC
Entity Central Index Key	0001872812
Entity Address, Address Line One	Maxim 1, 2 Parklands Way
Entity Address, Address Line Two	Holytown
Entity Address, City or Town	Motherwell
Entity Address, Country	GB
Entity Address, Postal Zip Code	ML1 4WR
Country Region	+44 (0)
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	19,547,600
Contact Personnel Email Address	b.kobel@tcbiopharm.com
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1438
Auditor Name	Ernst & Young LLP
Auditor Location	Edinburgh, United Kingdom
American Depositary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share, nominal value £0.01 per share
Trading Symbol	TCBP
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each warrant representing the right to purchase one American Depositary Share
Trading Symbol	TCBPW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Maxim 1, 2 Parklands Way
Entity Address, Address Line Two	Holytown
Entity Address, City or Town	Motherwell
Entity Address, Country	GB
City Area Code	141
Local Phone Number	433 7557
Contact Personnel Name	Bryan Kobel